Going Concern (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2013
Going Concern Details Narrative
Revenue
Accumulated during development stage Deficit	450	1,950	1,950
Net cash in operating activities	$ 1,950	$ 0	$ 1,950